CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,027,826)	$ (10,924,353)	$ (19,390,132)	$ (12,096,864)
Allowance for doubtful accounts				(7,914)
Depreciation	49,473	67,682	143,459	54,946
Amortization of right of use assets			(81,659)
Amortization of debt discount and deferred financing costs	295,159	134,993	119,105	835,849
Accreted interest			224,582
Amortization of intangible assets	6,464	429	1,055	194
Loss on disposal of fixed assets			183,431
Non-cash lease expense	134,768	110,161
Loss on conversion of debt				31,943
Impairment of operating lease		259,926	292,095
Change in fair value of derivative liability				975,902
Impairment of deferred offering and financing costs		270,632	82,332
Changes in operating assets and liabilities:
Stock-based compensation	1,906,679	72,035	938,052
Restricted cash	19,332
Accounts receivable	(312,769)	(9,070)	10,228	9,329
Inventory	(102,821)	(59,224)	(79,591)	(174,624)
Other current assets	(145,608)	(383,874)	(167,192)	(477,937)
Accounts payable	1,041,105	603,891	1,210,269	(44,359)
Operating lease liability	(234,400)	(152,510)
Accrued expenses and other current liabilities	604,579	1,498,146	1,849,581	2,376,272
Adjustments to reconcile net loss to net cash flows used in operating activities:
Net cash flows used in operating activities	(2,765,865)	(8,511,136)	(14,664,385)	(8,517,263)
CASH FLOWS FROM INVESTING ACTIVITIES
Patent costs	(24,499)	(43,474)	(74,111)	(53,482)
Deposits			(2,775)	(31,965)
Purchase of equipment	(6,898)	(69,268)	(77,936)	(544,236)
Proceeds from sub-lease deposit	19,332
Security deposit	2,775	(8,475)
Purchase of licenses		(200,000)	(200,000)
Net cash flows used in investing activities	(9,290)	(321,217)	(354,822)	(629,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from secured promissory note		8,350,000	10,000,000	9,875,000
Proceeds from paycheck protection program loan	666,091
Payment of deferred offering costs		(67,350)	(67,350)
Proceeds from convertible notes payable				100,000
Proceeds from sale of common stock, net of costs			6,109,722	4,696
Repayment of advances from related party				(155,645)
Purchase and retirement of common stock				(3,260)
Net cash flows provided by financing activities	666,091	8,282,650	16,042,372	9,820,791
Decrease in cash and cash equivalents	(2,109,064)	(549,703)	1,023,165	673,845
Effect of foreign currency translation of cash		10,742
Cash and cash equivalent, beginning of year	2,153,028	1,129,863	1,129,863	456,018
Cash and cash equivalents, end of year	43,964	590,902	2,153,028	1,129,863
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	4,928	690,675	1,038,246	979,167
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Debt exchanged for common stock			14,496,871
Accrued interest converted to debt			$ 230,565	17,310
Increase in debt for non cash interest				135,246
Derivative liability				$ 1,141,995
Forgiveness of accrued officers’ salary	$ 150,002
Interest converted to debt		$ 196,570